BORROWINGS - Liabilities Arising From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 489,964	$ 508,810
Cash flows:
Proceeds	797,429	302,031	$ 190,673
Repayments	(739,127)	(325,881)	(225,902)
Debt issuance costs	(8,421)
Non-cash:
Lease additions	10,278	4,064
Lease disposals	(68)	(203)
Additions through business acquisitions	250
Amortization of debt issuance costs	1,502	1,210
Write-off of debt issuance costs	3,647
Foreign exchange and other	(193)	(67)
Reclassification	0	0
Ending balance	555,261	489,964	508,810
Accrued debt issuance costs	100
Borrowings, non-current (excluding lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	428,711	443,819
Cash flows:
Proceeds	716,555	234,972
Repayments	(653,472)	(248,903)
Debt issuance costs	(8,421)
Non-cash:
Additions through business acquisitions	0
Amortization of debt issuance costs	1,502	1,210
Write-off of debt issuance costs	3,647
Foreign exchange and other	(192)	(23)
Reclassification	14,650	(2,364)
Ending balance	502,980	428,711	443,819
Borrowings, current (excluding lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	19,131	20,235
Cash flows:
Proceeds	80,874	67,059
Repayments	(77,852)	(70,397)
Debt issuance costs	0
Non-cash:
Additions through business acquisitions	0
Amortization of debt issuance costs	0	0
Write-off of debt issuance costs	0
Foreign exchange and other	(23)	(130)
Reclassification	(14,650)	2,364
Ending balance	7,480	19,131	20,235
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	42,122	44,756
Cash flows:
Proceeds	0	0
Repayments	(7,803)	(6,581)
Debt issuance costs	0
Non-cash:
Lease additions	10,278	4,064
Lease disposals	(68)	(203)
Additions through business acquisitions	250
Foreign exchange and other	22	86
Reclassification	0	0
Ending balance	$ 44,801	$ 42,122	$ 44,756